Annual Total Returns - BLACKROCK 60/40 TARGET ALLOCATION FUND (Class K) [BarChart] - Class K - BLACKROCK 60/40 TARGET ALLOCATION FUND - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(1.91%)
Annual Return 2012	13.45%
Annual Return 2013	25.17%
Annual Return 2014	6.78%
Annual Return 2015	0.07%
Annual Return 2016	5.12%
Annual Return 2017	14.80%
Annual Return 2018	(5.86%)
Annual Return 2019	21.05%
Annual Return 2020	17.28%